Expense Example {- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Daily Money Combo PRO-12 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Daily Money Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	227
5 years	398
10 years	$ 892